BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1-for-35 reverse stock split	1-for-35 reverse stock split